Note 1 - Summary of Significant Accounting Policies (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Number of Branches	16
Servicing Asset at Fair Value, Amount, Ending Balance	$ 92,300	$ 70,800
Goodwill, Impairment Loss	$ 0	$ 0
Core Deposits [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	20 years
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	40 years